ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

                      SUPPLEMENT DATED DECEMBER 14, 2009,
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 27, 2009,
                          AS REVISED OCTOBER 26, 2009

  This supplement updates certain information contained in the prospectus and statement of additional information (SAI) and should be attached to the prospectus and SAI, and retained for future reference.


PROSPECTUS
  EFFECTIVE JANUARY 1, 2010, ALL REFERENCES TO MORNINGSTAR ASSOCIATES, LLC OR "MORNINGSTAR" AS A CONSULTANT TO THE MANAGER, SHALL NOW BE WILSHIRE FUNDS MANAGEMENT OR "WILSHIRE."


STATEMENT OF ADDITIONAL INFORMATION

  EFFECTIVE JANUARY 1, 2010, ALL REFERENCES TO MORNINGSTAR ASSOCIATES, LLC OR "MORNINGSTAR" AS A CONSULTANT TO THE MANAGER, SHALL NOW BE WILSHIRE FUNDS MANAGEMENT OR "WILSHIRE."

  EFFECTIVE JANUARY 1, 2010, THE SECOND PARAGRAPH, ON PAGE 38, IS REPLACED IN ITS ENTIRETY AS FOLLOWS:

  "Wilshire Funds Management ("Wilshire"), located at 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401, serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund's asset allocations among the Permitted Underlying Investments. The Manager, not any Fund, pays a consultant fee to Morningstar."

  EFFECTIVE JANUARY 1, 2010, THE SECTION ENTITLED REGULATORY AND LEGAL INQUIRIES, BEGINNING ON PAGE 44, IS DELETED IN ITS ENTIRETY.

                                      ******

 UNDER THE SECTION ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES -- FUTURES AND OPTIONS INVESTMENT RISKS, ON PAGE 17, THE THIRD PARAGRAPH IS DELETED IN ITS ENTIRETY.










                                                                    FOF-002-0409